PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Solution Aggressive Portfolio
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS : 100 .0%
Affiliated Investment Companies : 100 .0%
246,702  Voya Intermediate
Bond Fund - Class R6
$ 2,141,377
5 .9
122,051  Voya International
Index Portfolio - Class I
1,431,656
3 .9
204,474  Voya Large Cap Value
Portfolio - Class R6
1,294,323
3 .6
72,286  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
726,475
2 .0
140,022  Voya Multi-Manager
International Equity
Fund - Class I
1,452,033
4 .0
134,031  Voya Multi-Manager
International Factors
Fund - Class I
1,282,677
3 .5
214,056  Voya Multi-Manager
Mid Cap Value Fund
- Class I
2,224,039
6 .1
30,406  Voya Russell Large
Cap Growth Index
- Class I
2,158,251
5 .9
20,990
(1)
Voya Small Cap
Growth Fund - Class
R6
916,644
2 .5
108,132  Voya Small Company
Fund - Class R6
1,645,775
4 .5
723,536  Voya U.S. Stock Index
Portfolio - Class I
14,224,723
39 .1
42,262  VY
®
Invesco Comstock
Portfolio - Class I
931,028
2 .6
98,032  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
2,691,971
7 .4
188,762  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
2,174,544
6 .0
11,350  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
1,085,480
3 .0
Total Mutual Funds
(Cost $32,132,157)
36,380,996
100 .0
Total Investments in
Securities
(Cost $32,132,157) $ 36,380,996 100 .0
Assets in Excess of
Other Liabilities 1,371 0.0
Net Assets $ 36,382,367 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
Voya Solution Aggressive Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Mutual Funds $ 36,380,996 $ — $ — $ 36,380,996
Total Investments, at fair value $ 36,380,996 $ — $ — $ 36,380,996
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 2,362,242 $ 222,762 $ (417,363) $ (26,264) $ 2,141,377 $ 26,448 $ (6,419) $ —
Voya International Index Portfolio
- Class I
— 1,436,463 (49,721) 44,914 1,431,656 — 1,472 —
Voya Large Cap Value Portfolio -
Class R6
1,220,858 41,797 (71,882) 103,550 1,294,323 — 14,238 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
1,031,706 91,691 (380,264) (16,658) 726,475 — 49,713 —
Voya Multi-Manager International
Equity Fund - Class I
1,625,698 117,369 (357,270) 66,236 1,452,033 — (3,753) —
Voya Multi-Manager International
Factors Fund - Class I
1,650,228 89,874 (513,834) 56,409 1,282,677 — 13,941 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
2,053,857 108,815 (149,260) 210,627 2,224,039 — (15,520) —
Voya Russell Large Cap Growth
Index - Class I
1,956,166 218,691 (169,208) 152,602 2,158,251 — 65,150 —
Voya Small Cap Growth Fund -
Class R6
1,058,783 29,475 (226,668) 55,054 916,644 — 42,162 —
Voya Small Company Fund - Class
R6
1,421,673 285,337 (82,270) 21,035 1,645,775 — 4,879 —
Voya U.S. Stock Index Portfolio -
Class I
12,518,853 1,402,505 (1,098,489) 1,401,854 14,224,723 — (97,107) —
VY
®
Invesco Comstock Portfolio -
Class I
1,046,486 29,474 (237,832) 92,900 931,028 — (7,232) —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
2,573,954 141,215 (185,015) 161,817 2,691,971 — (28,524) —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
2,053,869 87,304 (266,656) 300,027 2,174,544 — (74,802) —
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
1,414,024 38,515 (425,393) 58,334 1,085,480 — 101,390 —
$ 33,988,397 $ 4,341,287 $ (4,631,125) $ 2,682,437 $ 36,380,996 $ 26,448 $ 59,588 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 4,250,903
Gross Unrealized Depreciation (2,064)
Net Unrealized Appreciation $ 4,248,839